Restructuring and Other Items	9 Months Ended
Sep. 30, 2013
Restructuring and Other Items
4. Restructuring and other items
Restructuring and other items recognized comprise:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)

Restructuring charges	$-	$-	$9,033	$4,525
Other non-recurring items	-	-	-	1,111
Total	$-	$-	$9,033	$5,636

Restructuring Charges

Restructuring charges of $4.4 million were recognized during three months ended March 31, 2013 under a restructuring plan adopted following a review by the Company of its operations. Under this restructuring plan the Company announced the closure of its Phase I facility in Omaha, Nebraska. This followed the expansion of the Company’s Phase I facility in San Antonio, Texas and the consolidation of the Company’s US Phase I capabilities in this location. The restructuring plan also included resource rationalizations in certain areas of the business to improve resource utilization. The restructuring charge recognized included $0.5 million in respect of lease termination costs associated with the Omaha facility and $3.9 million in respect of resource rationalizations. During the three months ended June 30, 2013 the Company implemented a further restructuring plan which contains Company resource rationalizations in order to improve operating efficiencies and reduce expenses. A restructuring charge of $4.6 million was recognized during the three months ended June 30, 2013, $0.4 million in respect of lease termination and asset write-down costs and $4.2 million in respect of resource rationalizations. During the three months ended September 30, 2013 the Company did not recognize any restructuring charge.

Details of the movement in this restructuring plan recognized are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Q1 Plan - Initial provision recognized	$3,903	$509	$4,412
Q2 Plan - Initial provision recognized	4,228	393	4,621
Total provision recognised	8,131	902	9,033
Cash payments	(5,630)	(199)	(5,829)
Foreign exchange movement	(27)	-	(27)
Provision at September 30, 2013	$2,474	$703	$3,177

Prior Period Restructuring Charges

Restructuring charges of $4.5 million were recorded during year ended December 31, 2012 (inclusive of the release of $0.1 million relating to the 2011 Restructuring Plans) under a restructuring plan (“the 2012 restructuring plan”) adopted following a review by the Company of its operations. The 2012 restructuring plan included resource rationalizations in certain areas of the business and a re-organization of available office space at the Company’s Philadelphia facility. The restructuring plan recognized included $3.4 million in respect of resource rationalizations and $1.2 million in respect of lease termination and exit costs associated with the re-organization of available space at the Company’s Philadelphia facility.

Details of the movement in the 2012 restructuring plan are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognized	$3,394	$1,250	$4,644
Cash payments	(3,030)	(824)	(3,854)
Foreign exchange movement	(4)	-	(4)
Provision at December 31, 2012	$360	$426	$786
Cash payments	(197)	(426)	(623)
Provision at September 30, 2013	$163	$-	$163

Other Charges

On September 30, 2011 Mr. Peter Gray, Vice-Chairman of the Board, retired as Chief Executive Officer (“CEO”) of the Company, in accordance with the provisions of his service agreement, which was terminable on twelve months notice by either party.  On June 11, 2012 the Company entered into an agreement with Mr. Gray whereby Mr. Gray’s employment and directorship of ICON plc and other ICON group companies would terminate on July 19, 2012.  Under the terms of this agreement Mr. Gray would be entitled to be paid €160,000 ($200,000) in lieu of the balance of his notice period and to receive a discretionary bonus of €194,000 ($243,000) in respect of 2012.  In addition, under the agreement Mr. Gray’s unvested share options would vest on the date of termination of his employment.  The Company recognized a share-based compensation charge of $620,000 in respect of these options during the three months ended June 30, 2012.